FEDERATED INCOME TRUST
                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                April 4, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: FEDERATED INCOME TRUST (the "Trust")
            Institutional Shares
            Institutional Service Shares
           1933 Act File No. 2-75366
           1940 Act File No. 811-3352


Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated March 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 38 on March 30, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-7262.

                                                Very truly yours,



                                                /s/ Travis E. Williams
                                                Travis E. Williams
                                                Assistant Secretary